Investments (Amortized Cost and Fair Value of Available-for-Sale and Held-to-Maturity Securities by Contractual Maturity) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		¥ 8,289,207
Due after one year through five years, amortized cost		6,972,532
Due after five years through ten years,amortized cost		2,915,246
Due after ten years, amortized cost		956,014
Total		19,132,999
Due in one year or less, amortized cost
Due after one year through five years, amortized cost		479,936
Due after five years through ten years, amortized cost
Due after ten years, amortized cost		382,095
Amortized cost, held-to-maturity securities		862,031	¥ 1,604,104
Due in one year or less, fair value		8,299,027
Due after one year through five years, fair value		6,960,589
Due after five years through ten years, fair value		2,887,407
Due after ten years, fair value		965,929
Total		19,112,952
Due in one year or less, fair value
Due after one year through five years, fair value		493,293
Due after five years through ten years, fair value
Due after ten years, fair value		382,037
Total		875,330	1,609,588
Debt securities | Japanese government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		5,872,058
Due after one year through five years, amortized cost		4,980,539
Due after five years through ten years,amortized cost		1,753,300
Due after ten years, amortized cost		45,780
Total		12,651,677
Due in one year or less, amortized cost
Due after one year through five years, amortized cost		479,936
Due after five years through ten years, amortized cost
Due after ten years, amortized cost
Amortized cost, held-to-maturity securities		479,936	1,119,899
Due in one year or less, fair value		5,872,485
Due after one year through five years, fair value		4,963,282
Due after five years through ten years, fair value		1,722,090
Due after ten years, fair value		44,915
Total		12,602,772
Due in one year or less, fair value
Due after one year through five years, fair value		493,293
Due after five years through ten years, fair value
Due after ten years, fair value
Total		493,293	1,139,806
Debt securities | Japanese local government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		11,530
Due after one year through five years, amortized cost		171,825
Due after five years through ten years,amortized cost		84,528
Due after ten years, amortized cost		4,529
Total		272,412
Due in one year or less, fair value		11,537
Due after one year through five years, fair value		172,052
Due after five years through ten years, fair value		84,443
Due after ten years, fair value		4,535
Total		272,567
Debt securities | U.S. Treasury bonds and federal agency securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		883,432
Due after one year through five years, amortized cost		43,740
Due after five years through ten years,amortized cost
Due after ten years, amortized cost
Total		927,172
Due in one year or less, fair value		890,367
Due after one year through five years, fair value		44,538
Due after five years through ten years, fair value
Due after ten years, fair value
Total		934,905
Debt securities | Other foreign government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		1,029,641
Due after one year through five years, amortized cost		378,368
Due after five years through ten years,amortized cost
Due after ten years, amortized cost
Total		1,408,009
Due in one year or less, fair value		1,031,189
Due after one year through five years, fair value		379,891
Due after five years through ten years, fair value
Due after ten years, fair value
Total		1,411,080
Debt securities | Agency mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost
Due after one year through five years, amortized cost
Due after five years through ten years,amortized cost
Due after ten years, amortized cost		494,958
Total		494,958
Due in one year or less, amortized cost
Due after one year through five years, amortized cost
Due after five years through ten years, amortized cost
Due after ten years, amortized cost		382,095
Amortized cost, held-to-maturity securities	[1]	382,095	484,205
Due in one year or less, fair value
Due after one year through five years, fair value
Due after five years through ten years, fair value
Due after ten years, fair value		505,014
Total		505,014
Due in one year or less, fair value
Due after one year through five years, fair value
Due after five years through ten years, fair value
Due after ten years, fair value		382,037
Total	[1]	382,037	¥ 469,782
Debt securities | Residential mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost
Due after one year through five years, amortized cost
Due after five years through ten years,amortized cost
Due after ten years, amortized cost		83,077
Total		83,077
Due in one year or less, fair value
Due after one year through five years, fair value
Due after five years through ten years, fair value
Due after ten years, fair value		84,331
Total		84,331
Debt securities | Commercial mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		16,372
Due after one year through five years, amortized cost		202,044
Due after five years through ten years,amortized cost		390,343
Due after ten years, amortized cost		800
Total		609,559
Due in one year or less, fair value		16,396
Due after one year through five years, fair value		203,233
Due after five years through ten years, fair value		394,561
Due after ten years, fair value		814
Total		615,004
Debt securities | Japanese corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		98,532
Due after one year through five years, amortized cost		868,704
Due after five years through ten years,amortized cost		545,320
Due after ten years, amortized cost		323,984
Total		1,836,540
Due in one year or less, fair value		98,589
Due after one year through five years, fair value		868,675
Due after five years through ten years, fair value		544,559
Due after ten years, fair value		323,434
Total		1,835,257
Debt securities | Foreign corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		377,642
Due after one year through five years, amortized cost		327,312
Due after five years through ten years,amortized cost		141,755
Due after ten years, amortized cost		2,886
Total		849,595
Due in one year or less, fair value		378,464
Due after one year through five years, fair value		328,918
Due after five years through ten years, fair value		141,754
Due after ten years, fair value		2,886
Total		¥ 852,022

[1]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.